Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	4,500,000	0
Preferred stock, shares outstanding	4,500,000	0
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	232,000,000
Common stock, shares issued	19,599,982	10,122,581
Common stock, shares outstanding	19,599,982	10,122,581